Employee benefits liabilities - employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 592	€ 544
Non-current employee benefit liability	8,328	8,507
Employee benefit liability	8,920	9,051
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	377	311
Non-current employee benefit liability	674	596
Employee benefit liability	1,051	907
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	35	38
Non-current employee benefit liability	4,838	5,024
Employee benefit liability	4,873	5,062
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	119	132
Non-current employee benefit liability	2,114	2,157
Employee benefit liability	2,233	2,289
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	61	63
Non-current employee benefit liability	702	730
Employee benefit liability	€ 763	€ 793